2. INVENTORIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 63,498	$ 7,672	$ 13,125
Work-in-process	0	0	0
Finished goods	114,134	102,953	3,684
Inventory, net	$ 177,632	$ 110,625	$ 16,809